Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

For the year ended December 31, 2011, approximately 24.2% of the Company’s energy output was obtained at an average cost of approximately $0.015 per kilowatt hour (kWh) through long-term contracts with three of the Washington Public Utility Districts (PUDs) that own hydroelectric projects on the Columbia River.  The purchase of power from the Columbia River projects is on a pro rata share basis under which the Company pays a proportionate share of the annual debt service, operating and maintenance costs and other expenses associated with each project in proportion to the contractual shares that PSE obtains from that project.  In these instances, PSE’s payments are not contingent upon the projects being operable; therefore, PSE is required to make the payments even if power is not delivered.  These projects are financed through substantially level debt service payments and their annual costs should not vary significantly over the term of the contracts unless additional financing is required to meet the costs of major maintenance, repairs or replacements, or license requirements.  The Company’s share of the costs and the output of the projects is subject to reduction due to various withdrawal rights of the PUDs and others over the contract lives.
The following table summarizes the Company’s estimated payment obligations for power purchases from the Columbia River projects, contracts with other utilities and contracts under non-utility generators under the Public Utility Regulatory Policies Act.  These contracts have varying terms and may include escalation and termination provisions.

(Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Columbia River projects	$72,634	$71,336	$73,039	$74,888	$74,407	$683,436	$1,049,740
Other utilities	135,481	75,994	52,432	47,982	40,544	264,981	617,414
Non-utility generators	2,814	3,555	4,277	5,227	2,981	—	18,854
Total	$210,929	$150,885	$129,748	$128,097	$117,932	$948,417	$1,686,008

Total purchased power contracts provided the Company with approximately 8.5 million, 8.2 million and 8.3 million megawatt hours (MWh) of firm energy at a cost of approximately $391.8 million $420.6 million and $363.3 million for the years 2011, 2010 and 2009, respectively.
The Company has natural gas-fired generation facility obligations for natural gas supply amounting to an estimated $33.3 million in 2012.  Longer term agreements for natural gas supply amount to an estimated $340.4 million for 2013 through 2029.
PSE enters into short-term energy supply contracts to meet its core customer needs.  These contracts are sometimes classified as NPNS, however in most cases recorded at fair value in accordance with ASC 815.  Commitments under these contracts are $200.5 million, $92.5 million and $25.2 million in 2012, 2013 and 2014, respectively.

Natural Gas Supply Obligations
The Company has also entered into various firm supply, transportation and storage service contracts in order to ensure adequate availability of natural gas supply for its firm customers.  Many of these contracts, which have remaining terms from less than one year to 34 years, provide that the Company must pay a fixed demand charge each month, regardless of actual usage.  The Company contracts for its long-term natural gas supply on a firm basis, which means the Company has a 100% daily take obligation and the supplier has a 100% daily delivery obligation to ensure service to PSE’s customers and generation requirements.  The Company incurred demand charges in 2011 for firm natural gas supply, firm transportation service and firm storage and peaking service of $0.1 million, $142.8 million and $6.5 million, respectively.  The Company incurred demand charges in 2011 for firm transportation and firm storage service for the natural gas supply for its combustion turbines in the amount of $32.3 million, which is included in the total Company demand charges.
The following table summarizes the Company’s obligations for future demand charges through the primary terms of its existing contracts.  The quantified obligations are based on the FERC authorized rates, which are subject to change.

Demand Charge Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Firm transportation service	$142,586	$138,528	$134,357	$126,484	$122,375	$595,779	$1,260,109
Firm storage service	8,822	4,134	1,574	1,574	1,574	6,225	23,903
Total	$151,408	$142,662	$135,931	$128,058	$123,949	$602,004	$1,284,012

Service Contracts
The following table summarizes the Company’s estimated obligations for service contracts through the terms of its existing contracts.

Service Contract Obligations (Dollars in Thousands)	2012	2013	2014	2015	2016	Thereafter	Total
Energy production service contracts [1]	$28,815	$24,968	$25,873	$31,843	$10,437	$53,669	$175,605
Information technology service contracts	22,374	13,951	—	—	—	—	36,325
Automated meter reading system 2	19,340	20,513	21,161	21,897	14,198	109,069	206,178
Total	$70,529	$59,432	$47,034	$53,740	$24,635	$162,738	$418,108
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1.
Energy production service contracts include operations and maintenance contracts on Mint Farm, Wild Horse, Goldendale electric generating facility (Goldendale), Hopkins Ridge, Frederickson 1, Sumas and Lower Snake River facilities.

2.	Automated meter reading system contractual obligation is the service component of the Landis and Gyr contract.

Surety Bond
The Company has a self-insurance surety bond in the amount of $3.7 million, which expires on July 1, 2012 and is renewed annually, guaranteeing compliance with the Industrial Insurance Act (workers’ compensation) and eight self-insurer’s pension bonds totaling $1.2 million.

Environmental Remediation
The Company is subject to environmental laws and regulations by the federal, state and local authorities and is required to undertake certain environmental investigative and remedial efforts as a result of these laws and regulations.  The Company has been named by the Environmental Protection Agency (EPA), the Washington State Department of Ecology and/or other third parties as potentially responsible at several contaminated sites and manufactured gas plant sites.  PSE has implemented an ongoing program to test, replace and remediate certain underground storage tanks (UST) as required by federal and state laws.  The UST replacement component of this effort is finished, but PSE continues its work remediating and/or monitoring relevant sites.  During 1992, the Washington Commission issued orders regarding the treatment of costs incurred by the Company for certain sites under its environmental remediation program.  The orders authorize the Company to accumulate and defer prudently incurred cleanup costs paid to third parties for recovery in rates established in future rate proceedings, subject to Washington Commission review.  The Washington Commission consolidated the gas and electric methodological approaches to remediation and deferred accounting in an order issued October 8, 2008.  Per the guidance of ASC 450, “Contingencies,” the Company reviews its estimated future obligations and adjusts loss reserves quarterly.  Management believes it is probable and reasonably estimable that the impact of the potential outcomes of disputes with certain property owners and other potentially responsible parties will result in environmental remediation costs ranging from $39.1 million to $57.3 million for gas and from $8.2 million to $27.9 million for electric.  The Company does not consider any amounts within those ranges as being a better estimate and has therefore accrued $39.1 million and $8.2 million for gas and electric, respectively.  The Company believes a significant portion of its past and future environmental remediation costs are recoverable from insurance companies, from third parties or from customers under a Washington Commission order.  For the year ended December 31, 2011, the Company incurred deferred electric and natural gas environmental costs of $9.6 million and $5.5 million, net of insurance proceeds, respectively.